Report of Independent Registered Public
Accounting Firm

To the Board of Trustees of GMO Trust and Shareholders of GMO Alpha Only Fund, GMO Asset Allocation Bond
Fund, GMO Benchmark-Free Allocation Fund, GMO
Benchmark-Free Fund, GMO Climate Change Fund,
GMO Core Plus Bond Fund, GMO Emerging Country
Debt Fund, GMO Emerging Domestic Opportunities
Fund, GMO Emerging Markets Fund, GMO Foreign
Small Companies Fund, GMO Global Asset Allocation
Fund, GMO Global Developed Equity Allocation Fund,
GMO Global Equity Allocation Fund, GMO High Yield
Fund, GMO Implementation Fund, GMO International
Developed Equity Allocation Fund, GMO International
Equity Allocation Fund, GMO International Equity Fund,
GMO Opportunistic Income Fund, GMO Quality Fund,
GMO Resources Fund, GMO Risk Premium Fund, GMO
SGM Major Markets Fund, GMO Special Opportunities
Fund, GMO Strategic Opportunities Allocation Fund,
GMO Tax-Managed International Equities Fund, GMO
U.S. Equity Fund (formerly GMO U.S. Equity Allocation
Fund), and GMO U.S. Treasury Fund

In planning and performing our audits of the financial statements of GMO Alpha Only Fund, GMO Asset
Allocation Bond Fund, GMO Benchmark-Free Allocation
Fund, GMO Benchmark-Free Fund, GMO Climate
Change Fund, GMO Core Plus Bond Fund, GMO
Emerging Country Debt Fund, GMO Emerging Domestic
Opportunities Fund, GMO Emerging Markets Fund,
GMO Foreign Small Companies Fund, GMO Global Asset
Allocation Fund, GMO Global Developed Equity
Allocation Fund, GMO Global Equity Allocation Fund,
GMO High Yield Fund, GMO Implementation Fund,
GMO International Developed Equity Allocation Fund,
GMO International Equity Allocation Fund, GMO
International Equity Fund, GMO Opportunistic Income
Fund, GMO Quality Fund, GMO Resources Fund, GMO
Risk Premium Fund, GMO SGM Major Markets Fund,
GMO Special Opportunities Fund, GMO Strategic
Opportunities Allocation Fund, GMO Tax-Managed
International Equities Fund, GMO U.S. Equity Fund
(formerly GMO U.S. Equity Allocation Fund), and GMO
U.S. Treasury Fund (constituting GMO Trust, hereafter collectively referred to as the "Funds") as of February 28, 2019 and for each of the periods indicated in the table below, in accordance with the standards of the Public
Company Accounting Oversight Board (United States)
(PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

For the year ended February 28, 2019
GMO Alpha Only Fund, GMO Asset Allocation Bond
Fund, GMO Benchmark-Free Allocation Fund, GMO
Benchmark-Free Fund, GMO Climate Change Fund,
GMO Core Plus Bond Fund, GMO Emerging Country
Debt Fund, GMO Emerging Domestic Opportunities
Fund, GMO Emerging Markets Fund, GMO Foreign
Small Companies Fund, GMO Global Asset Allocation
Fund, GMO Global Developed Equity Allocation Fund,
GMO Global Equity Allocation Fund, GMO
Implementation Fund, GMO International Developed
Equity Allocation Fund, GMO International Equity
Allocation Fund, GMO International Equity Fund, GMO
Opportunistic Income Fund, GMO Quality Fund, GMO
Resources Fund, GMO Risk Premium Fund, GMO SGM
Major Markets Fund, GMO Special Opportunities Fund,
GMO Strategic Opportunities Allocation Fund, GMO
Tax-Managed International Equities Fund, GMO U.S.
Equity Fund (formerly GMO U.S. Equity Allocation
Fund), and GMO U.S. Treasury Fund

For the period June 25, 2018 (commencement of operations) through February 28, 2019
GMO High Yield Fund


The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of February 28, 2019.

This report is intended solely for the information and use of the Board of Trustees of GMO Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 25, 2019





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